Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (40,551)	$ 25,663
Other comprehensive income (loss), net
Unrealized gain (loss)	0	0
Other comprehensive income (loss), net	0	0
Comprehensive income (loss), net	$ (40,551)	$ 25,663